Variable Interest Entity (VIE)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Variable interest entity ("VIE")

Note 3—Variable interest entity (“VIE”)

Wimi WFOE entered into Contractual Arrangements with Beijing WiMi on November 6, 2018. The Contractual Arrangements were terminated on December 18, 2020, and Wimi WFOE entered into another Contractual Arrangements with Beijing WiMi on the same day, under which Wimi WFOE maintains effective control of Beijing WiMi. The significant terms of these Contractual Arrangements are summarized in “Note 1—Nature of business and organization” above. As a result, the Company classifies Beijing WiMi as VIE which should be consolidated based on the structure as described in Note 1.

Shenzhen Weiyixin entered into Contractual Arrangements with Shenzhen Yitian on December 24, 2020. The significant terms of these Contractual Arrangements are summarized in “Note 1—Nature of business and organization” above. As a result, the Company classifies Shenzhen Yitian as VIE which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE.

i)	Beijing WiMi

Wimi WFOE is deemed to have a controlling financial interest and be the primary beneficiary of Beijing WiMi because it has both of the following characteristics:

(1) The power to direct activities at Beijing WiMi that most significantly impact such entity’s economic performance, and

(2) The right to receive benefits from Beijing WiMi that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Beijing WiMi pays service fees equal to all of its net income to Wimi WFOE. The Contractual Arrangements are designed so that Beijing WiMi operate for the benefit of Wimi WFOE and ultimately, the Company.

Accordingly, the accounts of Beijing WiMi is consolidated in the accompanying financial statements. In addition, its financial positions and results of operations are included in the Company’s financial statements. Under the VIE Arrangements, the Company has the power to direct activities of Beijing WiMi and can have assets transferred out of Beijing WiMi. Therefore, the Company considers that there is no asset in Beijing WiMi that can be used only to settle obligations of Beijing WiMi, except for registered capital and PRC statutory reserves, if any. As Beijing WiMi is incorporated as limited liability company under the Company Law of the PRC, creditors of the Beijing WiMi do not have recourse to the general credit of the Company for any of the liabilities of Beijing WiMi.

ii)	Shenzhen Yitian

 Shenzhen Weiyixin is deemed to have a controlling financial interest and be the primary beneficiary of Shenzhen Yitian because it has both of the following characteristics:

(1) The power to direct activities at Shenzhen Yitian that most significantly impact such entity’s economic performance, and

(2) The right to receive benefits from Shenzhen Yitian that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Shenzhen Yitian pays service fees equal to all of its net income to Shenzhen Weiyixin. The Contractual Arrangements are designed so that Shenzhen Yitian operate for the benefit of Shenzhen Weiyixin and ultimately, the Company.

Accordingly, the accounts of Shenzhen Yitian were consolidated in the accompanying financial statements as subsidiary of Beijing WiMi up to December 24, 2020 and as VIE of Shenzhen Weiyixin from December 24, 2020 forward. Under the VIE Arrangements, the Company has the power to direct activities of Shenzhen Yitian and can have assets transferred out of Shenzhen Yitian. Therefore, the Company considers that there is no asset in Shenzhen Yitian that can be used only to settle obligations of Shenzhen Yitian, except for registered capital and PRC statutory reserves, if any. As Shenzhen Yitian is incorporated as limited liability company under the Company Law of the PRC, creditors of the Shenzhen Yitian do not have recourse to the general credit of the Company for any of the liabilities of Shenzhen Yitian.

The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:

	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
Current assets	88,858,539	124,531,422	19,085,568
Property and equipment, net	740,226	362,130	55,500
Other noncurrent assets	385,207,213	472,662,535	72,439,813
Total assets	474,805,978	597,556,087	91,580,881
Total liabilities	(180,276,255)	(258,081,528)	(39,553,331)
Net assets	294,529,723	339,474,559	52,027,550

	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
Current liabilities:
Accounts payable	38,695,727	24,921,108	3,819,385
Deferred revenues	503,576	10,475,681	1,605,493
Other payables and accrued liabilities	1,963,068	4,287,545	657,105
Current portion of shareholder loans	69,592,363	62,244,928	9,539,599
Operating lease liabilities	—	366,794	56,215
Taxes payable	9,659,932	9,452,749	1,448,719
Intercompany payable*	42,270,095	122,842,378	18,826,707
Total current liabilities	162,684,761	234,591,183	35,953,223
Non-current shareholder loan	14,974,315	22,016,710	3,374,260
Operating lease liabilities - noncurrent	—	120,033	18,396
Deferred tax liabilities, net	2,617,179	1,353,602	207,452
Total liabilities	180,276,255	258,081,528	39,553,331

*	Intercompany balances will be eliminated upon consolidation.

The summarized operating results of the VIE’s are as follows:

	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2020
	RMB	RMB	RMB	USD
Operating revenues	225,271,564	319,181,424	336,709,317	51,603,751
Gross profit	139,857,503	173,013,581	122,273,631	18,739,541
Income from operations	102,641,091	122,754,439	55,174,632	8,456,012
Net income	91,056,633	110,135,996	46,233,277	7,085,668

The summarized statements of cash flow of the VIE’s are as follows:

	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2020
	RMB	RMB	RMB	USD
Net cash provided by operating activities	101,291,046	193,845,889	127,238,346	19,500,429
Net cash used in investing activities	(98,597,356)	(126,445,437)	(109,815,861)	(16,830,275)
Net cash used in financing activities	(2,663,285)	(40,770,037)	(50,000)	(7,663)
Effect of exchange rate on cash and cash equivalents	-	(327,988)	1,479,386	226,729
Net increase in cash and cash equivalents	1,433,789	26,302,427	18,851,871	2,889,220
Cash and cash equivalents, beginning of year	12,661,634	14,095,423	40,397,850	6,191,336
Cash and cash equivalents, end of year	14,095,423	40,397,850	59,249,721	9,080,556